Fair Value of Financial Instruments (Details Textual) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Fair Value Disclosures [Line Items]
Amount of dilutive securities effect on earnings per share warrants	$ 1,196	$ 4,685	$ 188	$ 7,436	$ 4,277	$ (5,020)